Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI UAE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 3.7%
Air Arabia PJSC(a)	5,774,975	$2,279,709

Banks — 36.0%
Abu Dhabi Commercial Bank PJSC	2,735,464	5,622,627
Ajman Bank PJSC	3,834,190	925,888
Dubai Islamic Bank PJSC	1,807,965	2,608,719
First Abu Dhabi Bank PJSC	3,082,434	12,755,536

		21,912,770

Building Products — 0.7%
National Central Cooling Co. PJSC	846,268	423,923

Capital Markets — 4.7%
Dubai Financial Market PJSC(a)	6,336,583	1,595,726
SHUAA Capital PSC(a)	4,687,601	1,276,180

		2,871,906

Construction & Engineering — 2.0%
Arabtec Holding PJSC	2,870,017	961,061
Drake & Scull International PJSC(a)(b)	2,972,998	231,241

		1,192,302

Diversified Financial Services — 4.4%
Al Waha Capital PJSC	4,594,011	1,225,687
Amanat Holdings PJSC	5,186,355	1,241,116
Gulf General Investment Co.(a)(b)	7,295,803	201,009

		2,667,812

Diversified Telecommunication Services — 13.5%
Emirates Telecommunications Group Co. PJSC	1,853,913	8,226,939

Energy Equipment & Services — 1.0%
Lamprell PLC(a)	1,260,328	611,338

Food Products — 1.2%
Agthia Group PJSC	779,101	742,375

Health Care Providers & Services — 4.9%
NMC Health PLC(c)	91,129	2,957,494

Hotels, Restaurants & Leisure — 1.5%
DXB Entertainments PJSC(a)	16,778,133	936,395

Industrial Conglomerates — 3.0%
Dubai Investments PJSC	5,236,483	1,796,270

Oil, Gas & Consumable Fuels — 3.4%
Dana Gas PJSC	8,112,867	2,056,295

Security	Shares	Value

Real Estate Management & Development — 14.5%
Aldar Properties PJSC	4,388,384	$2,592,541
DAMAC Properties Dubai Co. PJSC(a)	6,306,298	1,339,154
Deyaar Development PJSC(a)	1,061,747	102,615
Emaar Development PJSC	95,885	93,976
Emaar Malls PJSC	185,386	96,399
Emaar Properties PJSC	2,257,795	2,538,609
Eshraq Properties Co. PJSC(a)	5,969,597	559,068
RAK Properties PJSC(a)	5,131,963	586,805
Union Properties PJSC(a)	11,012,785	899,456

		8,808,623

Thrifts & Mortgage Finance — 0.6%
Amlak Finance PJSC(a)	3,116,403	391,125

Transportation Infrastructure — 4.4%
DP World PLC	213,306	2,674,857

Total Common Stocks — 99.5% (Cost: $61,666,287)		60,550,133

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	3,026,532	3,027,743

Total Short-Term Investments — 5.0% (Cost: $3,028,046)		3,027,743

Total Investments in Securities — 104.5% (Cost: $64,694,333)		63,577,876

Other Assets, Less Liabilities — (4.5)%		(2,746,055)

Net Assets — 100.0%		$60,831,821

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	845,962	2,180,570	3,026,532	$3,027,743	$3,064	(a)	$(91)	$(218)
BlackRock Cash Funds: Treasury, SL Agency Shares	158,000	(158,000)	—	—	334		—	—

				$3,027,743	$3,398		$(91)	$(218)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI UAE ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	10	12/20/19	$519	$(5,015)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$60,117,883	$—	$432,250	$60,550,133
Money Market Funds	3,027,743	—	—	3,027,743

	$63,145,626	$—	$432,250	$63,577,876

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,015)	$—	$—	$(5,015)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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